Accounts Receivable, Net (Details) - Schedule of accounts receivable, net - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Accounts Receivable Net Abstract
Accounts receivable	$ 349,703	$ 701,437
Less: allowance for doubtful accounts	(92,086)
Accounts receivable, net	$ 257,617	$ 701,437